Quarterly Holdings Report
for
Fidelity® U.S. Sustainability Index Fund
January 31, 2023
USY-NPRT1-0423
1.9887355.105
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 1.0%
Lumen Technologies, Inc. (a)	110,917	582,314
Verizon Communications, Inc.	501,308	20,839,374
		21,421,688
Entertainment - 1.6%
Electronic Arts, Inc.	33,261	4,280,025
Take-Two Interactive Software, Inc. (b)	19,842	2,246,710
The Walt Disney Co. (b)	217,609	23,608,400
Warner Bros Discovery, Inc. (b)	274,519	4,068,372
		34,203,507
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (b)	714,981	70,668,722
Class C (b)	662,452	66,159,081
Zoominfo Technologies, Inc. (b)	31,215	881,199
		137,709,002
Media - 0.1%
Interpublic Group of Companies, Inc.	46,546	1,697,067
Sirius XM Holdings, Inc. (a)	92,709	536,785
		2,233,852
TOTAL COMMUNICATION SERVICES		195,568,049
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.3%
Aptiv PLC (b)	32,465	3,671,467
BorgWarner, Inc.	28,191	1,332,870
Lear Corp.	7,067	1,030,227
		6,034,564
Automobiles - 2.6%
Rivian Automotive, Inc. (b)	37,844	734,174
Tesla, Inc. (b)	317,857	55,059,190
		55,793,364
Distributors - 0.3%
Genuine Parts Co.	16,835	2,825,250
LKQ Corp.	31,029	1,829,470
Pool Corp.	4,713	1,817,380
		6,472,100
Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings, Inc.	32,808	4,760,113
McDonald's Corp.	87,781	23,472,639
Vail Resorts, Inc.	4,791	1,256,871
		29,489,623
Household Durables - 0.0%
Newell Brands, Inc.	46,771	746,465
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	65,394	3,237,003
MercadoLibre, Inc. (b)	5,417	6,401,215
		9,638,218
Leisure Products - 0.0%
Hasbro, Inc.	15,616	923,999
Multiline Retail - 0.4%
Target Corp.	54,925	9,454,790
Specialty Retail - 3.7%
Advance Auto Parts, Inc.	7,156	1,089,716
Best Buy Co., Inc.	24,123	2,140,193
Burlington Stores, Inc. (b)	7,802	1,793,134
CarMax, Inc. (b)	18,946	1,334,746
Lowe's Companies, Inc.	74,073	15,425,702
The Home Depot, Inc.	122,161	39,600,931
TJX Companies, Inc.	138,550	11,341,703
Tractor Supply Co.	13,302	3,032,723
Ulta Beauty, Inc. (b)	6,140	3,155,714
		78,914,562
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (b)	13,895	4,264,098
NIKE, Inc. Class B	150,786	19,199,581
VF Corp.	39,308	1,216,190
		24,679,869
TOTAL CONSUMER DISCRETIONARY		222,147,554
CONSUMER STAPLES - 6.8%
Beverages - 2.9%
Keurig Dr. Pepper, Inc.	93,272	3,290,636
PepsiCo, Inc.	164,667	28,161,350
The Coca-Cola Co.	490,210	30,059,677
		61,511,663
Food & Staples Retailing - 0.2%
Kroger Co.	81,367	3,631,409
Food Products - 0.8%
Bunge Ltd.	18,081	1,791,827
Campbell Soup Co.	25,045	1,300,587
Conagra Brands, Inc.	57,211	2,127,677
General Mills, Inc.	71,149	5,575,236
Hormel Foods Corp.	35,750	1,619,833
Kellogg Co.	30,364	2,082,363
McCormick & Co., Inc. (non-vtg.)	29,815	2,239,703
		16,737,226
Household Products - 2.6%
Colgate-Palmolive Co.	94,579	7,048,973
Kimberly-Clark Corp.	40,336	5,244,083
Procter & Gamble Co.	284,695	40,534,874
The Clorox Co.	14,661	2,121,300
		54,949,230
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	27,628	7,655,166
TOTAL CONSUMER STAPLES		144,484,694
ENERGY - 2.7%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	120,434	3,822,575
Halliburton Co.	108,466	4,470,969
Schlumberger Ltd.	168,735	9,614,520
		17,908,064
Oil, Gas & Consumable Fuels - 1.9%
Cheniere Energy, Inc.	26,759	4,088,508
HF Sinclair Corp.	19,359	1,101,527
Kinder Morgan, Inc.	243,601	4,457,898
Marathon Petroleum Corp.	59,525	7,650,153
ONEOK, Inc.	53,496	3,663,406
Phillips 66 Co.	57,454	5,760,913
Targa Resources Corp.	25,620	1,922,012
The Williams Companies, Inc.	145,655	4,695,917
Valero Energy Corp.	47,054	6,588,972
		39,929,306
TOTAL ENERGY		57,837,370
FINANCIALS - 11.8%
Banks - 1.9%
Citizens Financial Group, Inc.	58,999	2,555,837
First Republic Bank	21,749	3,063,999
Huntington Bancshares, Inc.	173,089	2,625,760
KeyCorp	111,018	2,130,435
PNC Financial Services Group, Inc.	48,980	8,102,761
Regions Financial Corp.	111,225	2,618,237
SVB Financial Group (b)	7,033	2,127,061
Truist Financial Corp.	158,472	7,826,932
U.S. Bancorp	168,556	8,394,089
Webster Financial Corp.	20,930	1,101,965
		40,547,076
Capital Markets - 5.2%
Ameriprise Financial, Inc.	12,875	4,507,795
Bank of New York Mellon Corp.	91,821	4,643,388
BlackRock, Inc. Class A	17,993	13,660,466
Carlyle Group LP	23,656	850,906
Cboe Global Markets, Inc.	12,625	1,551,360
Charles Schwab Corp.	173,541	13,435,544
CME Group, Inc.	42,904	7,579,421
FactSet Research Systems, Inc.	4,521	1,912,112
Franklin Resources, Inc. (a)	35,593	1,110,502
Intercontinental Exchange, Inc.	66,671	7,170,466
Invesco Ltd.	40,615	751,784
LPL Financial	9,495	2,251,454
MarketAxess Holdings, Inc.	4,480	1,630,048
Moody's Corp.	19,731	6,368,180
Morgan Stanley	153,641	14,953,879
NASDAQ, Inc.	41,165	2,477,721
Northern Trust Corp.	23,565	2,285,098
Raymond James Financial, Inc.	23,122	2,607,468
S&P Global, Inc.	40,658	15,244,311
State Street Corp.	44,017	4,020,073
T. Rowe Price Group, Inc.	26,865	3,128,967
		112,140,943
Consumer Finance - 0.9%
Ally Financial, Inc.	36,726	1,193,228
American Express Co.	76,068	13,306,575
Discover Financial Services	32,721	3,819,522
Synchrony Financial	57,346	2,106,319
		20,425,644
Diversified Financial Services - 0.1%
Equitable Holdings, Inc.	44,712	1,433,914
Insurance - 3.6%
AFLAC, Inc.	71,737	5,272,670
Allstate Corp.	32,321	4,152,279
American International Group, Inc.	90,832	5,742,399
Arch Capital Group Ltd. (b)	43,940	2,827,539
Arthur J. Gallagher & Co.	25,037	4,900,242
Assurant, Inc.	6,334	839,825
Chubb Ltd.	49,858	11,342,196
Hartford Financial Services Group, Inc.	38,465	2,985,269
Lincoln National Corp.	19,250	682,028
Loews Corp.	24,379	1,498,821
Marsh & McLennan Companies, Inc.	59,561	10,417,815
Principal Financial Group, Inc.	29,668	2,745,773
Progressive Corp.	69,806	9,518,048
Prudential Financial, Inc.	44,482	4,667,941
The Travelers Companies, Inc.	28,355	5,419,208
Willis Towers Watson PLC	13,090	3,327,347
		76,339,400
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	55,708	1,307,467
TOTAL FINANCIALS		252,194,444
HEALTH CARE - 15.3%
Biotechnology - 2.2%
Amgen, Inc.	63,831	16,110,944
Biogen, Inc. (b)	17,345	5,045,661
BioMarin Pharmaceutical, Inc. (b)	22,078	2,546,697
Gilead Sciences, Inc.	149,580	12,555,745
Vertex Pharmaceuticals, Inc. (b)	30,608	9,889,445
		46,148,492
Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. (b)	8,833	2,382,525
Baxter International, Inc.	60,339	2,756,889
Dentsply Sirona, Inc.	25,646	944,542
DexCom, Inc. (b)	46,908	5,023,378
Edwards Lifesciences Corp. (b)	74,063	5,680,632
Hologic, Inc. (b)	29,717	2,418,072
IDEXX Laboratories, Inc. (b)	9,959	4,785,300
Insulet Corp. (b)	8,261	2,373,551
Novocure Ltd. (a)(b)	11,221	1,023,131
ResMed, Inc.	17,526	4,002,413
STERIS PLC	11,905	2,458,502
Teleflex, Inc.	5,583	1,359,014
		35,207,949
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	18,503	3,126,267
Cardinal Health, Inc.	32,438	2,505,836
Cigna Corp.	36,420	11,533,121
DaVita HealthCare Partners, Inc. (b)	6,521	537,265
Elevance Health, Inc.	28,645	14,322,214
HCA Holdings, Inc.	27,416	6,992,999
Humana, Inc.	15,107	7,730,252
Laboratory Corp. of America Holdings	10,761	2,713,063
Quest Diagnostics, Inc.	13,880	2,060,902
		51,521,919
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	35,368	5,378,765
Bio-Techne Corp.	18,670	1,487,252
Illumina, Inc. (b)	18,823	4,031,887
Mettler-Toledo International, Inc. (b)	2,693	4,128,154
Thermo Fisher Scientific, Inc.	46,744	26,659,506
Waters Corp. (b)	7,127	2,341,790
West Pharmaceutical Services, Inc.	8,814	2,340,998
		46,368,352
Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	254,831	18,513,472
Catalent, Inc. (b)	20,343	1,089,368
Elanco Animal Health, Inc. (b)	50,792	697,374
Eli Lilly & Co.	96,376	33,167,800
Jazz Pharmaceuticals PLC (b)	7,461	1,168,840
Johnson & Johnson	313,742	51,271,718
Merck & Co., Inc.	302,300	32,470,043
Zoetis, Inc. Class A	55,881	9,247,747
		147,626,362
TOTAL HEALTH CARE		326,873,074
INDUSTRIALS - 8.7%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	14,746	1,477,107
Expeditors International of Washington, Inc.	19,473	2,106,005
United Parcel Service, Inc. Class B	87,346	16,179,100
		19,762,212
Airlines - 0.0%
Delta Air Lines, Inc. (b)	19,081	746,067
Building Products - 1.0%
A.O. Smith Corp.	15,293	1,035,336
Allegion PLC	10,456	1,229,103
Carrier Global Corp.	100,662	4,583,141
Fortune Brands Home & Security, Inc.	15,393	993,002
Johnson Controls International PLC	82,304	5,725,889
Lennox International, Inc.	3,796	989,314
Masco Corp.	26,845	1,428,154
Owens Corning	11,456	1,107,222
Trane Technologies PLC	27,701	4,961,803
		22,052,964
Commercial Services & Supplies - 0.4%
Copart, Inc. (b)	50,924	3,392,048
Republic Services, Inc.	26,325	3,285,887
Rollins, Inc.	26,377	960,123
		7,638,058
Construction & Engineering - 0.1%
Quanta Services, Inc.	17,025	2,591,035
Electrical Equipment - 0.6%
Eaton Corp. PLC	47,538	7,711,139
Generac Holdings, Inc. (b)	7,600	916,560
Plug Power, Inc. (a)(b)	61,996	1,055,172
Rockwell Automation, Inc.	13,819	3,897,373
		13,580,244
Industrial Conglomerates - 0.4%
3M Co.	66,087	7,605,292
Machinery - 2.9%
Caterpillar, Inc.	62,987	15,890,990
Cummins, Inc.	16,866	4,208,742
Deere & Co.	34,642	14,648,023
Dover Corp.	17,087	2,594,319
Fortive Corp.	40,223	2,736,371
IDEX Corp.	8,984	2,153,285
Illinois Tool Works, Inc.	36,947	8,720,970
Ingersoll Rand, Inc.	47,992	2,687,552
Otis Worldwide Corp.	50,277	4,134,278
Pentair PLC	19,576	1,084,119
Snap-On, Inc.	6,341	1,577,197
Xylem, Inc.	21,448	2,230,806
		62,666,652
Professional Services - 0.1%
Robert Half International, Inc.	13,042	1,095,006
Road & Rail - 1.8%
CSX Corp.	255,527	7,900,895
J.B. Hunt Transport Services, Inc.	9,886	1,868,948
Knight-Swift Transportation Holdings, Inc. Class A	18,168	1,073,729
Norfolk Southern Corp.	28,039	6,892,267
Old Dominion Freight Lines, Inc.	11,379	3,791,938
U-Haul Holding Co. (non-vtg.)	10,503	648,980
Union Pacific Corp.	74,503	15,212,768
		37,389,525
Trading Companies & Distributors - 0.5%
Fastenal Co.	68,830	3,479,357
United Rentals, Inc.	8,387	3,698,248
W.W. Grainger, Inc.	5,450	3,212,666
		10,390,271
TOTAL INDUSTRIALS		185,517,326
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 1.4%
Cisco Systems, Inc.	494,110	24,048,334
Motorola Solutions, Inc.	19,943	5,125,550
		29,173,884
Electronic Equipment & Components - 0.4%
Cognex Corp.	20,640	1,129,834
Keysight Technologies, Inc. (b)	21,460	3,848,851
Trimble, Inc. (b)	29,480	1,711,609
Zebra Technologies Corp. Class A (b)	6,165	1,949,250
		8,639,544
IT Services - 6.1%
Accenture PLC Class A	75,485	21,064,089
Automatic Data Processing, Inc.	49,587	11,197,240
IBM Corp.	107,781	14,521,334
MasterCard, Inc. Class A	102,952	38,154,011
The Western Union Co. (a)	45,918	650,658
Visa, Inc. Class A	195,102	44,914,431
		130,501,763
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	102,637	11,442,999
Intel Corp.	489,932	13,845,478
Lam Research Corp.	16,354	8,178,635
NVIDIA Corp.	297,131	58,050,483
NXP Semiconductors NV	31,385	5,784,569
Texas Instruments, Inc.	108,990	19,314,118
		116,616,282
Software - 14.2%
Adobe, Inc. (b)	55,851	20,683,859
ANSYS, Inc. (b)	10,364	2,760,555
Autodesk, Inc. (b)	25,970	5,587,705
Cadence Design Systems, Inc. (b)	32,724	5,982,929
Gen Digital, Inc.	71,267	1,639,854
HubSpot, Inc. (b)	5,430	1,884,264
Intuit, Inc.	31,983	13,518,255
Microsoft Corp.	845,464	209,514,427
Roper Technologies, Inc.	12,665	5,404,789
Salesforce.com, Inc. (b)	119,348	20,046,884
ServiceNow, Inc. (b)	24,109	10,972,729
Splunk, Inc. (b)	19,367	1,854,778
VMware, Inc. Class A (b)	25,151	3,080,243
		302,931,271
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	154,665	2,494,746
HP, Inc.	123,098	3,587,076
		6,081,822
TOTAL INFORMATION TECHNOLOGY		593,944,566
MATERIALS - 3.1%
Chemicals - 2.0%
Celanese Corp. Class A	12,897	1,588,910
Ecolab, Inc.	30,668	4,748,326
International Flavors & Fragrances, Inc.	30,347	3,412,824
Linde PLC	59,446	19,673,059
PPG Industries, Inc.	28,132	3,666,725
Sherwin-Williams Co.	29,393	6,954,090
The Mosaic Co.	41,099	2,036,044
		42,079,978
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,425	2,670,327
Containers & Packaging - 0.4%
Amcor PLC	177,245	2,137,575
Ball Corp.	37,413	2,178,933
International Paper Co.	40,938	1,712,027
WestRock Co.	30,270	1,187,795
		7,216,330
Metals & Mining - 0.6%
Newmont Corp.	94,899	5,023,004
Nucor Corp.	31,313	5,292,523
Steel Dynamics, Inc.	21,737	2,622,352
		12,937,879
TOTAL MATERIALS		64,904,514
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	55,545	12,408,198
Boston Properties, Inc.	17,724	1,321,147
Crown Castle International Corp.	51,694	7,656,398
Equinix, Inc.	10,872	8,024,949
Healthpeak Properties, Inc.	64,229	1,765,013
Prologis (REIT), Inc.	110,126	14,237,089
SBA Communications Corp. Class A	12,912	3,841,707
Ventas, Inc.	47,580	2,465,120
Welltower, Inc.	55,462	4,161,868
Weyerhaeuser Co.	88,123	3,034,075
		58,915,564
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	38,490	3,291,280
TOTAL REAL ESTATE		62,206,844
UTILITIES - 1.1%
Electric Utilities - 0.3%
Edison International	45,718	3,149,970
Eversource Energy	41,239	3,395,207
		6,545,177
Gas Utilities - 0.1%
Atmos Energy Corp.	16,652	1,957,276
UGI Corp.	24,924	992,723
		2,949,999
Multi-Utilities - 0.5%
Consolidated Edison, Inc.	42,417	4,042,764
Sempra Energy	37,543	6,019,269
		10,062,033
Water Utilities - 0.2%
American Water Works Co., Inc.	21,639	3,386,287
Essential Utilities, Inc.	29,647	1,385,404
		4,771,691
TOTAL UTILITIES		24,328,900
TOTAL COMMON STOCKS (Cost $2,040,303,816)		2,130,007,335

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $392,497)	400,000	392,490

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	157,450	157,481
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	3,912,529	3,912,920
TOTAL MONEY MARKET FUNDS (Cost $4,070,401)		4,070,401

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,044,766,714)	2,134,470,226
NET OTHER ASSETS (LIABILITIES) - 0.0%	(512,135)
NET ASSETS - 100.0%	2,133,958,091

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	20	Mar 2023	4,090,000	115,407	115,407

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $123,634.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	4,031,628	36,340,402	40,214,549	33,887	-	-	157,481	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	8,384,795	2,516,751	6,988,626	15,171	-	-	3,912,920	0.0%
Total	12,416,423	38,857,153	47,203,175	49,058	-	-	4,070,401

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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